NET LOSS PER SHARE (Additional Information) (Details) - USD ($)		3 Months Ended		12 Months Ended
	Feb. 28, 2025	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Deemed dividend in connection with modification of pre-funded warrants	$ 3,076,380	$ 0	$ 3,076,380	$ 3,076,380	$ (0)
Non-cash interest expense				$ 10,398,050
Common stock shares not yet issued		10,181,125		85,807
SEPA [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Number of shares issuable included in denominator of basic EPS		0		0